Fair value measurements	12 Months Ended
Dec. 31, 2025
Fair value measurements
Fair value measurements

25.          Fair value measurements

ASC 820-10 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace or based on quoted price in markets that are not active

Level 3 — Unobservable inputs which are supported by little or no market activity and are significant to the overall fair value measurement

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

25.          Fair value measurements (Continued)

The following table sets forth the financial instruments, measured at fair value on a recurring basis, by level within the fair value hierarchy as of December 31, 2024 and 2025.

Fair value measurements as of December 31, 2024
		Quoted prices	Significant
		in active market	other	Significant
		for identical	observable	unobservable
		assets	inputs	inputs
(In thousands)	Total	(Level 1)	(Level 2)	(Level 3)
Short-term investments:
Investments in structured deposits and wealth management products	72,050	—	72,050	—

Fair value measurements as of December 31, 2025
		Quoted prices	Significant
		in active market	other	Significant
		for identical	observable	unobservable
		assets	inputs	inputs
(In thousands)	Total	(Level 1)	(Level 2)	(Level 3)
Short-term investments:
Investments in structured deposits and wealth management products	65,517	—	65,517	—
Long-term investments:
Equity investments with readily determinable fair values	1,050,633	1,050,633	—	—

Investments in privately held companies for which the Company elected to record using the measurement alternative are re-measured on a non-recurring basis, using a market approach by adopting a back-solve method through comparison to a recent transaction and applied significant unobservable inputs and assumptions, these investments are categorized within Level 3 under the fair value hierarchy.